Intangible assets, net (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Capitalized amount	$ 469	$ 0	$ 953
Share-based compensation capitalized	32	0	274
Amortization expenses	$ 8,698	$ 4,108	$ 8,153